DEBT (Tables)	12 Months Ended
Dec. 27, 2014
DEBT [Abstract]
Long-term Debt and Capital Lease Obligations
Long-term debt obligations are summarized as follows on December 27, 2014 and December 28, 2013 (amounts in thousands):

	2014	2013

Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	$35,000	$35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Revolving credit facility totaling $295 million due on November 3, 2019, interest payable monthly at a floating rate (1.11% on December 27,2014)	13,945	-
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (0.24% on December 27, 2014 and 0.19% on December 28, 2013)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (0.23% on December 27, 2014 and 0.30% on December 28, 2013)	2,700	2,700
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (0.23% on December 27, 2014 and 0.29% on December 28, 2013)	3,700	3,700
	98,645	84,700
Less current portion	-	-
Long-term portion	$98,645	$84,700

Principal Maturities of Long-term Debt and Capital Lease Obligations	On December 27, 2014, the principal maturities of long-term debt and capital lease obligations are as follows (in thousands):
2015	$-
2016	-
2017	-
2018	-
2019	$13,945
Thereafter	$84,700
Total	$98,645